Related Party Transactions (Details) - LiveOne [Member] - USD ($) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2020	Jul. 01, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) [Line Items]
Outstanding amount							$ 3.0
Amount allocated							0.6	$ 1.5
Contribution	$ 15.0
Related party payable							2.3	3.8
Related party receivable							3.8	$ 1.2
Outstanding amount					$ 15.7
Amount allocated			$ 0.3	$ 0.1	0.6	$ 0.4
Contribution		$ 16.1
Related party payable			3.1		3.1		2.3
Related party receivable			$ 2.6		$ 2.6		$ 3.8
Common stock warrants (in Shares)			1,100,000		1,100,000
Share of common stock (in Shares)			887,995		887,995